Provisions - Summary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	$ 15,572	$ 11,679
Additional provisions recognized	7,741	7,898
Reductions resulting from settlement	(6,288)	(4,027)
Release of provisions	158
Other	(81)	22
Provisions, closing balance	17,102	15,572
Disclosure of nature of provisions [Abstract]
Current provisions	6,300	6,046
Non-current provisions	10,802	9,526
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	8,119	6,879
Additional provisions recognized	4,848	4,265
Reductions resulting from settlement	(3,446)	(3,025)
Release of provisions	0
Other	(211)	0
Provisions, closing balance	9,310	8,119
Sales contracts
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3,000	4,002
Additional provisions recognized	0	0
Reductions resulting from settlement	0	(1,002)
Release of provisions	0
Other	0	0
Provisions, closing balance	3,000	3,000
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3,372	0
Additional provisions recognized	2,524	3,372
Reductions resulting from settlement	(2,842)	0
Release of provisions	158
Other	80	0
Provisions, closing balance	3,292	3,372
Other
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	1,081	798
Additional provisions recognized	369	261
Reductions resulting from settlement	0	0
Release of provisions	0
Other	50	22
Provisions, closing balance	$ 1,500	$ 1,081